(Columbia Dividend Income Fund Class - ABCIRTW) | Columbia Dividend Income Fund
COLUMBIA FUNDS SERIES TRUST I

Columbia Dividend Income Fund
(the "Fund")

Supplement dated July 21, 2011 to
the Fund's prospectuses dated February 1, 2011, as supplemented

Effective on July 1, 2011, the prospectuses for the Fund are revised and supplemented as follows:

Fees and Expenses of the Fund.

The section of the Fund's prospectus offering Class A, Class B, Class C, Class I, Class R, Class T and Class W shares entitled "Columbia Dividend Income Fund -- Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Dividend Income Fund Class - ABCIRTW) Columbia Dividend Income Fund		Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class R Shares	Class T Shares	Class W Shares
Management fees	[1]	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none	0.50%	none	0.25%
Other expenses	[2]	0.21%	0.21%	0.21%	0.04%	0.21%	0.51%	0.21%
Total annual Fund operating expenses		1.32%	2.07%	2.07%	0.90%	1.57%	1.37%	1.32%
Fee waivers and/or reimbursements		(0.32%)	(0.32%)	(0.32%)	(0.23%)	(0.32%)	(0.32%)	(0.32%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	[3]	1.00%	1.75%	1.75%	0.67%	1.25%	1.05%	1.00%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[3]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and extraordinary expenses) until January 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 1.00% for Class A, 1.75% for Class B, 1.75% for Class C, 0.67% for Class I, 1.25% for Class R, 1.05% for Class T and 1.00% for Class W.

Expense Example Columbia Dividend Income Fund (Columbia Dividend Income Fund Class - ABCIRTW) (USD $)		1 Year	3 Years	5 Years	10 Years
Class A Shares	[1]	671	940	1,228	2,047
Class B Shares	[1]	678	918	1,284	2,182
Class C Shares	[1]	278	618	1,084	2,375
Class I Shares	[1]	68	264	476	1,087
Class R Shares	[1]	127	464	825	1,840
Class T Shares	[1]	676	954	1,253	2,100
Class W Shares	[1]	102	387	693	1,562
[1]	The waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on January 31, 2013 and are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Expense Example, No Redemption Columbia Dividend Income Fund (Columbia Dividend Income Fund Class - ABCIRTW) (USD $)		1 Year	3 Years	5 Years	10 Years
Class B Shares	[1]	178	618	1,084	2,182
Class C Shares	[1]	178	618	1,084	2,375
[1]	The waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on January 31, 2013 and are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

(Columbia Dividend Income Fund - Class Z) | Columbia Dividend Income Fund

The section of the Fund's prospectus offering Class Z shares entitled "Columbia Dividend Income Fund -- Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Dividend Income Fund		Class Z Shares (Columbia Dividend Income Fund - Class Z)
Management fees	[1]	0.86%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[2]	0.21%
Total annual Fund operating expenses		1.07%
Fee waivers and/or reimbursements		(0.32%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	[3]	0.75%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[3]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and extraordinary expenses) until January 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.75% for Class Z.

Expense Example Columbia Dividend Income Fund (USD $)		1 Year	3 Years	5 Years	10 Years
Class Z Shares (Columbia Dividend Income Fund - Class Z)	[1]	77	309	559	1,277
[1]	The waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on January 31, 2013 and are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

(Columbia Small Cap Core Fund - ABCITW) | Columbia Small Cap Core Fund
COLUMBIA FUNDS SERIES TRUST I

Columbia Small Cap Core Fund
(the "Fund")

Supplement dated July 21, 2011 to
the Fund's prospectuses dated February 1, 2011, as supplemented

Effective on July 1, 2011, the prospectuses for the Fund are revised and supplemented as follows:

Fees and Expenses of the Fund.

The section of the Fund's prospectus offering Class A, Class B, Class C, Class I, Class T and Class W shares entitled "Columbia Small Cap Core Fund -- Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (Columbia Small Cap Core Fund - ABCITW) Columbia Small Cap Core Fund		Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class T Shares	Class W Shares
Management fees	[1]	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none	none	0.25%
Other expenses	[2]	0.24%	0.24%	0.24%	0.05%	0.54%	0.24%
Total annual Fund operating expenses		1.35%	2.10%	2.10%	0.91%	1.40%	1.35%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

Expense Example Columbia Small Cap Core Fund (Columbia Small Cap Core Fund - ABCITW) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	705	978	1,272	2,105
Class B Shares	713	958	1,329	2,240
Class C Shares	313	658	1,129	2,431
Class I Shares	93	290	504	1,120
Class T Shares	709	993	1,297	2,158
Class W Shares	137	428	739	1,624

Expense Example, No Redemption Columbia Small Cap Core Fund (Columbia Small Cap Core Fund - ABCITW) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	213	658	1,129	2,240
Class C Shares	213	658	1,129	2,431

(Columbia Small Cap Core Fund - Class Z) | Columbia Small Cap Core Fund

The section of the Fund's prospectus offering Class Z shares entitled "Columbia Small Cap Core Fund -- Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Small Cap Core Fund		Class Z Shares (Columbia Small Cap Core Fund - Class Z)
Management fees	[1]	0.86%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[2]	0.24%
Total annual Fund operating expenses		1.10%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

Expense Example Columbia Small Cap Core Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Shares (Columbia Small Cap Core Fund - Class Z)	112	350	606	1,340

(Columbia Dividend Income Fund Class - ABCIRTW) | Columbia Dividend Income Fund
COLUMBIA FUNDS SERIES TRUST I

Columbia Dividend Income Fund
(the "Fund")

Supplement dated July 21, 2011 to
the Fund's prospectuses dated February 1, 2011, as supplemented

Effective on July 1, 2011, the prospectuses for the Fund are revised and supplemented as follows:

Fees and Expenses of the Fund.

The section of the Fund's prospectus offering Class A, Class B, Class C, Class I, Class R, Class T and Class W shares entitled "Columbia Dividend Income Fund -- Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Dividend Income Fund Class - ABCIRTW) Columbia Dividend Income Fund		Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class R Shares	Class T Shares	Class W Shares
Management fees	[1]	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none	0.50%	none	0.25%
Other expenses	[2]	0.21%	0.21%	0.21%	0.04%	0.21%	0.51%	0.21%
Total annual Fund operating expenses		1.32%	2.07%	2.07%	0.90%	1.57%	1.37%	1.32%
Fee waivers and/or reimbursements		(0.32%)	(0.32%)	(0.32%)	(0.23%)	(0.32%)	(0.32%)	(0.32%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	[3]	1.00%	1.75%	1.75%	0.67%	1.25%	1.05%	1.00%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[3]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and extraordinary expenses) until January 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 1.00% for Class A, 1.75% for Class B, 1.75% for Class C, 0.67% for Class I, 1.25% for Class R, 1.05% for Class T and 1.00% for Class W.

Expense Example Columbia Dividend Income Fund (Columbia Dividend Income Fund Class - ABCIRTW) (USD $)		1 Year	3 Years	5 Years	10 Years
Class A Shares	[1]	671	940	1,228	2,047
Class B Shares	[1]	678	918	1,284	2,182
Class C Shares	[1]	278	618	1,084	2,375
Class I Shares	[1]	68	264	476	1,087
Class R Shares	[1]	127	464	825	1,840
Class T Shares	[1]	676	954	1,253	2,100
Class W Shares	[1]	102	387	693	1,562
[1]	The waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on January 31, 2013 and are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Expense Example, No Redemption Columbia Dividend Income Fund (Columbia Dividend Income Fund Class - ABCIRTW) (USD $)		1 Year	3 Years	5 Years	10 Years
Class B Shares	[1]	178	618	1,084	2,182
Class C Shares	[1]	178	618	1,084	2,375
[1]	The waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on January 31, 2013 and are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

(Columbia Dividend Income Fund - Class Z) | Columbia Dividend Income Fund

The section of the Fund's prospectus offering Class Z shares entitled "Columbia Dividend Income Fund -- Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Dividend Income Fund		Class Z Shares (Columbia Dividend Income Fund - Class Z)
Management fees	[1]	0.86%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[2]	0.21%
Total annual Fund operating expenses		1.07%
Fee waivers and/or reimbursements		(0.32%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	[3]	0.75%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[3]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and extraordinary expenses) until January 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.75% for Class Z.

Expense Example Columbia Dividend Income Fund (USD $)		1 Year	3 Years	5 Years	10 Years
Class Z Shares (Columbia Dividend Income Fund - Class Z)	[1]	77	309	559	1,277
[1]	The waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on January 31, 2013 and are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

(Columbia Small Cap Core Fund - ABCITW) | Columbia Small Cap Core Fund
COLUMBIA FUNDS SERIES TRUST I

Columbia Small Cap Core Fund
(the "Fund")

Supplement dated July 21, 2011 to
the Fund's prospectuses dated February 1, 2011, as supplemented

Effective on July 1, 2011, the prospectuses for the Fund are revised and supplemented as follows:

Fees and Expenses of the Fund.

The section of the Fund's prospectus offering Class A, Class B, Class C, Class I, Class T and Class W shares entitled "Columbia Small Cap Core Fund -- Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (Columbia Small Cap Core Fund - ABCITW) Columbia Small Cap Core Fund		Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class T Shares	Class W Shares
Management fees	[1]	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none	none	0.25%
Other expenses	[2]	0.24%	0.24%	0.24%	0.05%	0.54%	0.24%
Total annual Fund operating expenses		1.35%	2.10%	2.10%	0.91%	1.40%	1.35%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

Expense Example Columbia Small Cap Core Fund (Columbia Small Cap Core Fund - ABCITW) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	705	978	1,272	2,105
Class B Shares	713	958	1,329	2,240
Class C Shares	313	658	1,129	2,431
Class I Shares	93	290	504	1,120
Class T Shares	709	993	1,297	2,158
Class W Shares	137	428	739	1,624

Expense Example, No Redemption Columbia Small Cap Core Fund (Columbia Small Cap Core Fund - ABCITW) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	213	658	1,129	2,240
Class C Shares	213	658	1,129	2,431

(Columbia Small Cap Core Fund - Class Z) | Columbia Small Cap Core Fund

The section of the Fund's prospectus offering Class Z shares entitled "Columbia Small Cap Core Fund -- Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Small Cap Core Fund		Class Z Shares (Columbia Small Cap Core Fund - Class Z)
Management fees	[1]	0.86%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[2]	0.24%
Total annual Fund operating expenses		1.10%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

Expense Example Columbia Small Cap Core Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Shares (Columbia Small Cap Core Fund - Class Z)	112	350	606	1,340

Annual Fund Operating Expenses	0 Months Ended
	Jul. 21, 2011
(Columbia Dividend Income Fund Class - ABCIRTW) | Columbia Dividend Income Fund | Class A Shares
Operating Expenses:
Management fees	0.86%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.21%	[2]
Total annual Fund operating expenses	1.32%
Fee waivers and/or reimbursements	(0.32%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.00%	[3]
(Columbia Dividend Income Fund Class - ABCIRTW) | Columbia Dividend Income Fund | Class B Shares
Operating Expenses:
Management fees	0.86%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.21%	[2]
Total annual Fund operating expenses	2.07%
Fee waivers and/or reimbursements	(0.32%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.75%	[3]
(Columbia Dividend Income Fund Class - ABCIRTW) | Columbia Dividend Income Fund | Class C Shares
Operating Expenses:
Management fees	0.86%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.21%	[2]
Total annual Fund operating expenses	2.07%
Fee waivers and/or reimbursements	(0.32%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.75%	[3]
(Columbia Dividend Income Fund Class - ABCIRTW) | Columbia Dividend Income Fund | Class I Shares
Operating Expenses:
Management fees	0.86%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.04%	[2]
Total annual Fund operating expenses	0.90%
Fee waivers and/or reimbursements	(0.23%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.67%	[3]
(Columbia Dividend Income Fund Class - ABCIRTW) | Columbia Dividend Income Fund | Class R Shares
Operating Expenses:
Management fees	0.86%	[1]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.21%	[2]
Total annual Fund operating expenses	1.57%
Fee waivers and/or reimbursements	(0.32%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.25%	[3]
(Columbia Dividend Income Fund Class - ABCIRTW) | Columbia Dividend Income Fund | Class T Shares
Operating Expenses:
Management fees	0.86%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.51%	[2]
Total annual Fund operating expenses	1.37%
Fee waivers and/or reimbursements	(0.32%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.05%	[3]
(Columbia Dividend Income Fund Class - ABCIRTW) | Columbia Dividend Income Fund | Class W Shares
Operating Expenses:
Management fees	0.86%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.21%	[2]
Total annual Fund operating expenses	1.32%
Fee waivers and/or reimbursements	(0.32%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.00%	[3]
(Columbia Dividend Income Fund - Class Z) | Columbia Dividend Income Fund | Class Z Shares
Operating Expenses:
Management fees	0.86%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.21%	[2]
Total annual Fund operating expenses	1.07%
Fee waivers and/or reimbursements	(0.32%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.75%	[4]
(Columbia Small Cap Core Fund - ABCITW) | Columbia Small Cap Core Fund | Class A Shares
Operating Expenses:
Management fees	0.86%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.24%	[2]
Total annual Fund operating expenses	1.35%
(Columbia Small Cap Core Fund - ABCITW) | Columbia Small Cap Core Fund | Class B Shares
Operating Expenses:
Management fees	0.86%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.24%	[2]
Total annual Fund operating expenses	2.10%
(Columbia Small Cap Core Fund - ABCITW) | Columbia Small Cap Core Fund | Class C Shares
Operating Expenses:
Management fees	0.86%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.24%	[2]
Total annual Fund operating expenses	2.10%
(Columbia Small Cap Core Fund - ABCITW) | Columbia Small Cap Core Fund | Class I Shares
Operating Expenses:
Management fees	0.86%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.05%	[2]
Total annual Fund operating expenses	0.91%
(Columbia Small Cap Core Fund - ABCITW) | Columbia Small Cap Core Fund | Class T Shares
Operating Expenses:
Management fees	0.86%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.54%	[2]
Total annual Fund operating expenses	1.40%
(Columbia Small Cap Core Fund - ABCITW) | Columbia Small Cap Core Fund | Class W Shares
Operating Expenses:
Management fees	0.86%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.24%	[2]
Total annual Fund operating expenses	1.35%
(Columbia Small Cap Core Fund - Class Z) | Columbia Small Cap Core Fund | Class Z Shares
Operating Expenses:
Management fees	0.86%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.24%	[2]
Total annual Fund operating expenses	1.10%

[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[3]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and extraordinary expenses) until January 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 1.00% for Class A, 1.75% for Class B, 1.75% for Class C, 0.67% for Class I, 1.25% for Class R, 1.05% for Class T and 1.00% for Class W.
[4]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and extraordinary expenses) until January 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.75% for Class Z.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust I
Central Index Key	dei_EntityCentralIndexKey	0000773757
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 21, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul 21, 2011
Prospectus Date	rr_ProspectusDate	Jul 21, 2011
(Columbia Dividend Income Fund Class - ABCIRTW) | Columbia Dividend Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	columbia_SupplementTextBlock
COLUMBIA FUNDS SERIES TRUST I

Columbia Dividend Income Fund
(the "Fund")

Supplement dated July 21, 2011 to
the Fund's prospectuses dated February 1, 2011, as supplemented

Effective on July 1, 2011, the prospectuses for the Fund are revised and supplemented as follows:

Fees and Expenses of the Fund.

The section of the Fund's prospectus offering Class A, Class B, Class C, Class I, Class R, Class T and Class W shares entitled "Columbia Dividend Income Fund -- Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
(Columbia Dividend Income Fund Class - ABCIRTW) | Columbia Dividend Income Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.86%	[3]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.21%	[4]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.32%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.00%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	671	[5]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	940	[5]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,228	[5]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,047	[5]
(Columbia Dividend Income Fund Class - ABCIRTW) | Columbia Dividend Income Fund | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.86%	[3]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.21%	[4]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.07%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.75%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	678	[5]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	918	[5]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,284	[5]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,182	[5]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	178	[5]
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	618	[5]
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,084	[5]
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,182	[5]
(Columbia Dividend Income Fund Class - ABCIRTW) | Columbia Dividend Income Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.86%	[3]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.21%	[4]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.07%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.75%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	278	[5]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	618	[5]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,084	[5]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,375	[5]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	178	[5]
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	618	[5]
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,084	[5]
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,375	[5]
(Columbia Dividend Income Fund Class - ABCIRTW) | Columbia Dividend Income Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.86%	[3]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%	[4]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.90%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.67%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	68	[5]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	264	[5]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	476	[5]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,087	[5]
(Columbia Dividend Income Fund Class - ABCIRTW) | Columbia Dividend Income Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.86%	[3]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.21%	[4]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.57%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.25%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	127	[5]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	464	[5]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	825	[5]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,840	[5]
(Columbia Dividend Income Fund Class - ABCIRTW) | Columbia Dividend Income Fund | Class T Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.86%	[3]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.51%	[4]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.37%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.05%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	676	[5]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	954	[5]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,253	[5]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,100	[5]
(Columbia Dividend Income Fund Class - ABCIRTW) | Columbia Dividend Income Fund | Class W Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.86%	[3]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.21%	[4]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.32%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.00%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	102	[5]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	387	[5]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	693	[5]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,562	[5]
(Columbia Dividend Income Fund - Class Z) | Columbia Dividend Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	columbia_SupplementTextBlock

The section of the Fund's prospectus offering Class Z shares entitled "Columbia Dividend Income Fund -- Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
(Columbia Dividend Income Fund - Class Z) | Columbia Dividend Income Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.86%	[3]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.21%	[4]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.07%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.75%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	77	[5]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	309	[5]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	559	[5]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,277	[5]
(Columbia Small Cap Core Fund - ABCITW) | Columbia Small Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	columbia_SupplementTextBlock
COLUMBIA FUNDS SERIES TRUST I

Columbia Small Cap Core Fund
(the "Fund")

Supplement dated July 21, 2011 to
the Fund's prospectuses dated February 1, 2011, as supplemented

Effective on July 1, 2011, the prospectuses for the Fund are revised and supplemented as follows:

Fees and Expenses of the Fund.

The section of the Fund's prospectus offering Class A, Class B, Class C, Class I, Class T and Class W shares entitled "Columbia Small Cap Core Fund -- Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

(Columbia Small Cap Core Fund - ABCITW) | Columbia Small Cap Core Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.86%	[3]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.24%	[4]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	705
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	978
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,272
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,105
(Columbia Small Cap Core Fund - ABCITW) | Columbia Small Cap Core Fund | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.86%	[3]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.24%	[4]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	713
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	958
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,329
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,240
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	658
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,129
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,240
(Columbia Small Cap Core Fund - ABCITW) | Columbia Small Cap Core Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.86%	[3]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.24%	[4]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	313
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	658
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,129
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,431
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	658
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,129
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,431
(Columbia Small Cap Core Fund - ABCITW) | Columbia Small Cap Core Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.86%	[3]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.05%	[4]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	290
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	504
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,120
(Columbia Small Cap Core Fund - ABCITW) | Columbia Small Cap Core Fund | Class T Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.86%	[3]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.54%	[4]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	709
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	993
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,297
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,158
(Columbia Small Cap Core Fund - ABCITW) | Columbia Small Cap Core Fund | Class W Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.86%	[3]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.24%	[4]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	428
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	739
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,624
(Columbia Small Cap Core Fund - Class Z) | Columbia Small Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	columbia_SupplementTextBlock

The section of the Fund's prospectus offering Class Z shares entitled "Columbia Small Cap Core Fund -- Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
(Columbia Small Cap Core Fund - Class Z) | Columbia Small Cap Core Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.86%	[3]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.24%	[4]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	606
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,340
[1]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and extraordinary expenses) until January 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.75% for Class Z.
[2]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and extraordinary expenses) until January 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 1.00% for Class A, 1.75% for Class B, 1.75% for Class C, 0.67% for Class I, 1.25% for Class R, 1.05% for Class T and 1.00% for Class W.
[3]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[4]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[5]	The waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on January 31, 2013 and are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.